Inventories - Summary of Detailed Information of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Oil, gas and chemicals	$ 22,232	$ 27,823
Environmental certificates	2,108	2,557
Materials	1,679	1,514
Total	$ 26,019	$ 31,894